LEGG MASON CLASSIC VALUATION FUND,
                 a series of Legg Mason Light Street Trust, Inc.

                    Supplement dated November 5, 2002 to the
           Statement of Additional Information dated February 22, 2002

     The following information replaces substantially similar information in the section titled "Management of the Fund" beginning on Page 24 of the Statement of Additional Information ("SAI"). You should retain this Supplement with your SAI for future reference.

                             MANAGEMENT OF THE FUND

     Under applicable law, the Board of Directors is responsible for management of the fund and provides broad supervision over its affairs. The fund's officers manage the day-to-day operations of the fund under the direction of the fund's Board of Directors.

     The standing committees of the Board of Directors include an Audit Committee and a Nominating Committee. All directors who are not interested persons of the fund (as defined in the 1940 Act) are members of the Audit and Nominating Committees.

     The Audit Committee meets annually with the fund's independent accountants and officers to review accounting principles used by the fund, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The Nominating Committee meets periodically to review and nominate candidates for positions as independent directors and to fill vacancies on the Board of Directors. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met one time and the Nominating Committee met one time.

     The table below provides information about the fund's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

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                                            Term of
                          Position(s)      Office and     Number of
                         Held With the     Length of    Funds in Fund         Other
 Name and Age                 Fund        Time Served      Complex        Directorships            Principal Occupation(s)
                                              (1)          Overseen           Held               During the Past Five Years
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INDEPENDENT DIRECTORS:
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Gilmore, Richard G.        Director          Since 1998    Director/       None               Retired.  Trustee of Pacor Settlement
Age 75                                                     Trustee of                         Trust, Inc. since 1990. Formerly:
                                                           all Legg                           Director of CSS Industries, Inc.
                                                           Mason funds                        (diversified holding company that
                                                           consisting of                      makes seasonal decorative products);
                                                           23 portfolios.                     Senior Vice President, Chief Financial
                                                                                              Officer and Director of PECO Energy
                                                                                              Co., Inc. (now Exelon Corporation).
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                                            Term of
                          Position(s)      Office and     Number of
                         Held With the     Length of    Funds in Fund         Other
 Name and Age                 Fund        Time Served      Complex        Directorships            Principal Occupation(s)
                                              (1)          Overseen           Held               During the Past Five Years
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Lehman, Arnold L.          Director          Since 1998    Director/       None               Director of The Brooklyn Museum of Art
Age 58                                                     Trustee of                         since 1997.  Formerly: Director of The
                                                           all Legg                           Baltimore Museum of Art (1979-1997).
                                                           Mason funds
                                                           consisting of
                                                           23 portfolios.
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Masters, Robin J.W.        Director          Since 2002    Director/       None               Retired.  Director of The Family
Age 46                                                     Trustee of                         Learning Centre (non-profit) since
                                                           all Legg                           1996; Director of Bermuda SMARTRISK
                                                           Mason funds                        (non-profit) since 2001.  Formerly:
                                                           consisting of                      Chief Investment Officer of ACE
                                                           23 portfolios.                     Limited (insurance).
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McGovern, Jill E.          Director          Since 1998    Director/       None               Chief Executive Officer of The Marrow
Age 58                                                     Trustee of                         Foundation since 1993.  Formerly:
                                                           all Legg                           Executive Director of the Baltimore
                                                           Mason funds                        International Festival (1991 - 1993);
                                                           consisting of                      Senior Assistant to the President of
                                                           23 portfolios.                     The Johns Hopkins University
                                                                                              (1986-1990).
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Mehlman, Arthur S.         Director          Since 2002    Director/       None               Retired.  Director of Maryland
Age 60                                                     Trustee of                         Business Roundtable for Education
                                                           all Legg                           (non-profit); Director of University
                                                           Mason funds                        of Maryland Foundation (non-profit);
                                                           consisting of                      Director of University of Maryland
                                                           23 portfolios.                     College Park Foundation (non-profit)
                                                                                              since 1998.  Formerly:  Partner, KPMG
                                                                                              LLP (international accounting firm).
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O'Brien, G. Peter          Director          Since 1999    Director/       Director of the    Trustee of Colgate University and
Age 56                                                     Trustee of      Royce Family of    President of Hill House, Inc.
                                                           all Legg        Funds consisting   (residential home care).  Formerly:
                                                           Mason funds     of 17              Managing Director, Equity Capital
                                                           consisting of   portfolios;        Markets Group of Merrill Lynch & Co.
                                                           23 portfolios.  Director of        (1971-1999).
                                                                           Renaissance
                                                                           Capital
                                                                           Greenwich Funds;
                                                                           Director of
                                                                           Pinnacle
                                                                           Holdings, Inc.
                                                                           (wireless
                                                                           communi-cations).
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                                            Term of
                          Position(s)      Office and     Number of
                         Held With the     Length of    Funds in Fund         Other
 Name and Age                 Fund        Time Served      Complex        Directorships            Principal Occupation(s)
                                              (1)          Overseen           Held               During the Past Five Years
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Rowan, S. Ford             Director          Since 2002    Director/       None               Consultant, Rowan & Blewitt Inc.
Age 59                                                     Trustee of                         (management consulting); Adjunct
                                                           all Legg                           Professor, George Washington
                                                           Mason funds                        University since 2000; Director of
                                                           consisting of                      Santa Fe Institute (scientific
                                                           23 portfolios.                     research institute) since 1999 and
                                                                                              Annapolis Center for Science-Based
                                                                                              Public Policy since 1995.
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INTERESTED DIRECTORS:
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Curley Jr., John F.        Chairman and      Since 1998    Chairman and    None               Director and/or officer of various
Age 63                     Director                        Director/                          Legg Mason affiliates.  Formerly:
                                                           Trustee of                         Vice-Chairman and Director of Legg
                                                           all Legg                           Mason, Inc. and Legg Mason Wood
                                                           Mason funds                        Walker, Incorporated; Director of Legg
                                                           consisting of                      Mason Fund Adviser, Inc. and Western
                                                           23 portfolios.                     Asset Management Company (each a
                                                                                              registered investment adviser).
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Fetting, Mark R. (2)       President and     President     Director/       Director of the    Executive Vice President of Legg
Age 47                     Director          since 2001;   Trustee of      Royce Family of    Mason, Inc., director and/or officer
                                             Director      all Legg        Funds consisting   of various other Legg Mason affiliates
                                             since 2002.   Mason funds     of 17 portfolios.  since 2000.  Formerly: Division
                                                           consisting of                      President and Senior Officer of
                                                           23 portfolios.                     Prudential Financial Group, Inc. and
                                                                                              related companies, including fund
                                                                                              boards and consulting services to
                                                                                              subsidiary companies from 1991 to
                                                                                              2000; Partner, Greenwich Associates;
                                                                                              Vice President, T. Rowe Price Group,
                                                                                              Inc.
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EXECUTIVE OFFICERS:
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Duffy, Marc R. (2)         Vice President    Since 2000    Vice            None               Vice President and Secretary of Legg
Age 44                     and Secretary                   President and                      Mason Fund Adviser, Inc. since 2000;
                                                           Secretary of                       Associate General Counsel of Legg
                                                           all Legg                           Mason Wood Walker, Incorporated since
                                                           Mason funds                        1999.  Formerly: Senior Associate,
                                                           consisting of                      Kirkpatrick & Lockhart LLP (1996
                                                           23 portfolios.                     -1999); Senior Counsel, Securities and
                                                                                              Exchange Commission, Division of
                                                                                              Investment Management (1989 -1995).
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                                            Term of
                          Position(s)      Office and     Number of
                         Held With the     Length of    Funds in Fund         Other
 Name and Age                 Fund        Time Served      Complex        Directorships            Principal Occupation(s)
                                              (1)          Overseen           Held               During the Past Five Years
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Karpinski, Marie K.        Vice President    Since 1998    Vice            None               Vice President and Treasurer of Legg
Age 53 (2)                 and Treasurer                   President and                      Mason Fund Adviser, Inc. and Western
                                                           Treasurer of                       Asset Funds, Inc.; Treasurer of
                                                           all Legg                           Pacific American Income Shares, Inc.
                                                           Mason funds                        and Western Asset Premier Bond Fund.
                                                           consisting of
                                                           23 portfolios.
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     (1) Officers of the fund serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

     (2)  Officers  of the fund are  interested  persons  as defined in the 1940
          Act.

     Mr. Curley and Mr. Fetting are considered to be interested persons of the fund, as defined in the 1940 Act, on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company.

     The following table shows each director's ownership of shares of the fund and of all the Legg Mason funds served by the director as of December 31, 2001:

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                                                       Aggregate Dollar Range
                          Dollar Range of Equity             of Shares in the
                        Securities in Legg Mason             Legg Mason Funds
Name of Director          Classic Valuation Fund            Owned by Director
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Curley Jr., John F.                         None               Over $100,000
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Fetting, Mark R. *                          None                        None
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Gilmore, Richard G.                 $1 - $10,000               Over $100,000
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Lehman, Arnold L.                           None               Over $100,000
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Masters, Robin J.W.                         None                        None
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McGovern, Jill E.                           None               Over $100,000
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Mehlman, Arthur S.                          None                        None
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O'Brien, G. Peter                           None               Over $100,000
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Rowan, S. Ford *                            None                        None
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     * As of August 9, 2002, the aggregate dollar range of Mr. Fetting's and Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

     Officers and directors who are interested persons of the fund (as defined in the 1940 Act) receive no salary or fees from the fund. Each director who is not an interested person of the fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the fund as of December 31 of the previous year.

     The  following  table  provides   certain   information   relating  to  the
compensation of the fund's directors. None of the Legg Mason funds has any retirement plan for its directors.

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                                                           Total Compensation
                                              Aggregate         From Fund and
                                           Compensation          Fund Complex
Name of Person and Position                   From Fund *   Paid to Directors **
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John F. Curley Jr. -                               None                  None
Chairman of the Board and Director
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Mark R. Fetting - Director                         None                  None
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Richard G. Gilmore - Director                    $1,200               $43,200
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Arnold L. Lehman - Director                      $1,200               $43,200
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Robin J.W. Masters - Director ****                 None                  None
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Jill E. McGovern - Director                      $1,200               $43,200
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Arthur S. Mehlman - Director ****                  None                  None
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G. Peter O'Brien - Director ***                  $1,200               $47,975
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S. Ford Rowan - Director ****                      None                  None
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* Represents compensation paid to the directors for the fiscal year ended October 31, 2001.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce funds, consisting of 17 portfolios.

**** Elected to the board of the fund on October 30, 2002.

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